UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Derin Cohen
1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2597
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

TrimTabs ETF Trust
TrimTabs U.S. Free Cash Flow Quality ETF
TrimTabs International Free Cash Flow Quality ETF
TrimTabs Donoghue Forlines Tactical High Yield ETF
TrimTabs Donoghue Forlines Risk Managed Innovation ETF

Annual Report
July 31, 2021

TrimTabs ETF Trust

TABLE OF CONTENTS

Management’s Discussion of Fund Performance for
TrimTabs U.S. Free Cash Flow Quality ETF	1

Performance Summary for TrimTabs U.S. Free Cash Flow Quality ETF	3

Management’s Discussion of Fund Performance for
TrimTabs International Free Cash Flow Quality ETF	4

Performance Summary for
TrimTabs International Free Cash Flow Quality ETF	6

Management’s Discussion of Fund Performance for TrimTabs
Donoghue Forlines Tactical High Yield ETF	7

Performance Summary for TrimTabs
Donoghue Forlines Tactical High Yield ETF	9

Management’s Discussion of Fund Performance for TrimTabs
Donoghue Forlines Risk Managed Innovation ETF	10

Performance Summary for TrimTabs
Donoghue Forlines Risk Managed Innovation ETF	12

Shareholder Expense Examples	13

Portfolio Holdings Allocation	15

Schedules of Investments	17

Statements of Assets and Liabilities	33

Statements of Operations	34

Statements of Changes in Net Assets	35

Financial Highlights	39

Notes to Financial Statements	43

Report of Independent Registered Public Accounting Firm	61

Additional Information	63

TrimTabs U.S. Free Cash Flow Quality ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited)

The TrimTabs U.S. Free Cash Flow Quality ETF (TTAC) was up 38.64% (NAV) and 38.96% (Market) for the 12 months ended July 31, 2021.  Our benchmark, the Russell 3000 Total Return Index (R3000), was up 38.73% over the same period. The last 12 months saw a recovery rally in the U.S. Small Cap Stock, where the Russell 2000 Total Return Index (R2000) was up 51.97% compared to 36.45% for the S&P 500 Total Return Index (SP500).

On an absolute basis, the leading contributors of TTAC were Information Technology stocks contributed to 12.55% return, and Large Growth stocks with 11.02% return. On a benchmark relative basis, the best active contributors were Information Technology and Utilities stocks, adding 0.76% and 0.78% active return over R3000; and Mid Growth stocks, contributed to 1.29% active return. The main active detractors were Industrials stocks and Mid Blend stocks, losing 1% and 1.14%, respectively.

TTAC owns a portfolio of what we believe to be high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2021, the weighted average return on assets for TTAC was 11.41%, compared to 8.56% of R3000; and cash flow return of 4.74% compared to 3.33%. Historically, high quality stocks underperformed in the recovery stage but remained resilient throughout the economic cycle. We believe holding a Large and Mid-cap high-quality portfolio selected by the proprietary free cash flow metrics informed by our research as a core position will benefit investors in the long-term.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of TrimTabs Asset Management, LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

TrimTabs U.S. Free Cash Flow Quality ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited) (Continued)

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in the Index.

The S&P 500 Index (Standard & Poor’s 500 Index) is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs U.S. Free Cash Flow Quality ETF is distributed by Quasar Distributors, LLC.

The Russell 2000 Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

TrimTabs U.S. Free Cash Flow Quality ETF
PERFORMANCE SUMMARY
July 31, 2021 (Unaudited)

Growth of a $10,000 Investment

	One	Three	Since
Average Annual Total Returns (as of July 31, 2021)	Year	Year	Inception(a)
TrimTabs U.S. Free Cash Flow
Quality ETF – NAV	38.64%	15.50%	18.31%
TrimTabs U.S. Free Cash Flow
Quality ETF – Market	38.96%	15.49%	18.31%
Russell 3000® Total Return Index	38.73%	18.10%	17.98%

This chart assumes an initial gross investment of $10,000 made on September 27, 2016 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 27, 2020, as supplemented January 12, 2021, is 0.59%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on September 27, 2016.

TrimTabs International Free Cash Flow Quality ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited)

The TrimTabs International Free Cash Flow Quality ETF (TTAI) was up 39.96% (NAV) and 39.93% (Market) for the 12 months ended July 31, 2021.  Our benchmark, the S&P Developed Ex-U.S. BMI Net Total Return (SCRTWU), was up 32.93% over the same period.

On an absolute basis, the leading contributors of TTAI were Industrials stocks with a 10.25% return, Foreign Large Growth stocks with 17.27% return and Japanese stocks with 9.30% return. On a benchmark relative basis, the best active contributors were Industrials, Large Growth and European Ex-Euro stocks, adding 3.33%, 4.21% and 3% active returns over SCRTWU, respectively. The main active detractors were Consumer Discretionary, Mid Blend and Emerging Asia stocks losing 1%, 0.25% and 1.03%, respectively.

TTAI owns a portfolio of what we believe to be high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2021, the weighted average return on assets for TTAI was 9.63%, compared to 5.20% of SCRTWU and cash flow return of 6.46% compared to 5.13%. Historically, high quality stocks underperformed in the recovery stage but remained resilient throughout of the economic cycle. We believe holding a Large and Mid-cap high-quality portfolio selected by the proprietary free cash flow metrics informed by our research as a core position will benefit investors in the long-term.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of TrimTabs Asset Management, LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities. Returns on investments in foreign securities could be more volatile than investments in securities of domestic issuers.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

TrimTabs International Free Cash Flow Quality ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited) (Continued)

The S&P Developed Ex-U.S. BMI Net Total Return Index (“S&P Index”) is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The S&P Index is float adjusted, meaning that only those shares publicly available to investors are included in the S&P Index calculation. It is not possible to invest directly in the Index.

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs International Free Cash Flow Quality ETF is distributed by Quasar Distributors, LLC.

TrimTabs International Free Cash Flow Quality ETF

PERFORMANCE SUMMARY
July 31, 2021 (Unaudited)

Growth of a $10,000 Investment

	One	Three	Since
Average Annual Total Returns (as of July 31, 2021)	Year	Year	Inception(a)
TrimTabs International Free Cash
Flow Quality ETF – NAV	39.96%	11.82%	10.59%
TrimTabs International Free Cash
Flow Quality ETF – Market	39.93%	11.57%	10.58%
S&P Developed ex-U.S. BMI Index	32.93%	8.51%	8.52%

This chart assumes an initial gross investment of $10,000 made on June 27, 2017 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 27, 2020, as supplemented, January 12, 2021, is 0.61%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on June 27, 2017.

TrimTabs Donoghue Forlines Tactical High Yield ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited)

The TrimTabs Donoghue Forlines Tactical High Yield ETF (DFHY) began trading on December 8, 2020. Since commencement of operations on December 7, 2020 through the period ending July 31, 2021, the fund was up 2.92% (NAV) and 2.97% (Market). The underlying index, TrimTabs Donoghue Forlines Tactical High Yield Index, was up 2.53%. Our benchmark, the Bloomberg U.S. Aggregate Bond Index was down 0.09% over that same period.

DFHY outperformed the broader bond market on an absolute basis since inception. The leading contributors were the mix of high yield bond ETFs the fund holds. The largest detractors were the mix of intermediate term treasury ETFs. The funds underlying index experienced 2 risk mitigation signals during the time period ending July 31, 2021. The first risk mitigation signal was on March 3, 2021. The fund sold 80% of its high yield bond ETF holdings and bought intermediate term treasury ETFs. On March 30, 2021, we received a subsequent buy signal back into 100% high yield bond ETFs. The fund was down 0.80% during this time period. In comparison, our benchmark the Bloomberg U.S. Aggregate Bond Index was down 0.85%. However, the Bloomberg U.S. High Yield Index was only down 0.27%. The fund would have been better positioned in 100% high yield bond ETFs during the time period. The second risk mitigation signal was on May 19, 2021. The fund sold 80% of its high yield bond ETF holdings and bought intermediate term treasury ETFs. On May 25th, 2021, we received a subsequent buy signal back into 100% high yield bond ETFs. The fund was up 0.44% during this time period. In comparison, our benchmark the Bloomberg U.S. Aggregate Bond Index was up 0.73%. However, the Bloomberg U.S. High Yield Index was only up 0.27%. So the fund was better positioned in 80% intermediate U.S. treasuries during the time period. Both risk mitigation signals provided very little positive or negative attribution versus the benchmark or the high yield bond market.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of TrimTabs Asset Management, LLC and Donoghue Forlines LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

TrimTabs Donoghue Forlines Tactical High Yield ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited) (Continued)

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Because the Fund invests in ETFs, an investor will indirectly bear the principal risks of the underlying funds, including illiquidity, and an investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. Passive funds that seek to track an index may hold the component securities of the underlying index regardless of the current or projected performance of a specific security or the relevant market as a whole, which could cause the fund returns to be lower than if the fund employed an active strategy. The performance of the Fund may diverge from that of its Index. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund and may also result in higher taxes if Shares are held in a taxable account. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in high yield securities and unrated securities of similar credit quality are considered to be speculative and are generally subject to a greater risk of loss of principal and interest than investment grade securities. Investment in a fund that utilizes a tactical overlay that seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile.

The TrimTabs Donoghue Forlines Tactical High Yield ETF is distributed by Quasar Distributors, LLC

TrimTabs Donoghue Forlines Tactical High Yield Index tracks the performance of a rules-based tactical strategy that employs technical signals to determine a bullish or defensive posture: when bullish, the Index is fully invested into selected High Yield Bond exchange-traded funds (“ETFs”); when defensive, the Index directs 80% of its position into selected intermediate-term U.S. Treasury ETFs.

The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

TrimTabs Donoghue Forlines Tactical High Yield ETF

PERFORMANCE SUMMARY
July 31, 2021 (Unaudited)

Growth of a $10,000 Investment

Since
Total Returns (as of July 31, 2021)	Inception(a)
TrimTabs Donoghue Forlines Tactical High Yield ETF – NAV	2.92%
TrimTabs Donoghue Forlines Tactical High Yield ETF – Market	2.97%
TrimTabs Donoghue Forlines Tactical High Yield Index	2.53%
Bloomberg U.S. Aggregate Bond Index	-0.09%

This chart assumes an initial gross investment of $10,000 made on December 7, 2020 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 16, 2020, as supplemented April 13, 2021, is 0.95%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on December 7, 2020.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited)

The TrimTabs Donoghue Forlines Risk Managed Innovation ETF (DFNV) began trading on December 8, 2020. Since commencement of operations on December 7, 2020, through the period ending July 31, 2021, the fund was up 18.48% (NAV) and 18.45% (Market). The underlying index, TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index, was up 18.92%. Our benchmark, the Russell 1000 Total Return Index (R1000), was up 19.73% over that same period.

On an absolute basis, the leading contributors of DFNV were Industrial stocks with a 34.05% return, and Large Growth stocks with 27.96% return; there were no sector/style detractors on an absolute basis. On a benchmark relative basis, the best active contributors were Industrial stocks, adding 0.64% active return over R1000; and Large Growth stocks contributed to 0.98% active return. The main active detractors were Communications stocks and Mid Blend stocks, losing 1.31% and 0.73%, respectively.

DFNV owns a portfolio of what we believe to be high-quality innovative stocks selected by the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index’s proprietary rules-based methodology: as of July 31, 2021, the weighted average return on equity for DFNV was 51.39%, compared to 44.83% of R3000 and debt-to-capital of 41.26% compared to 42.79%. The year-over-year free cash flow growth for DFNV was 217.73%, compared to Russell 1000’s 63.33%. DFNV remained fully invested during the period ending July 31, 2021, as the fund’s underlying index did not employ the downside protection model.

Must be preceded or accompanied by a current Fund prospectus.

The views and opinions expressed in this discussion are those of TrimTabs Asset Management, LLC and Donoghue Forlines LLC. The views and opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments contained in this report for a full listing of fund holdings.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (toll free 800-617-0004).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small-and mid-cap securities which involve limited liquidity and greater volatility than large-cap securities. Investments in the Fund include risks associated with small-and mid-cap

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
July 31, 2021 (Unaudited) (Continued)

securities, which involve limited liquidity and greater volatility than large-cap securities. Because the Fund may invest in ETFs, an investor will indirectly bear the principal risks of the underlying funds, including illiquidity, and an investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. Passive funds that seek to track an index may hold the component securities of the underlying index regardless of the current or projected performance of a specific security or the relevant market as a whole, which could cause the fund returns to be lower than if the fund employed an active strategy. The performance of the Fund may diverge from that of its Index. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund and may also result in higher taxes if shares are held in a taxable account. Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for ever investor seeking a particular risk profile.

Free Cash Flow represents the cash that a company is able to generate after accounting for capital expenditures.

The TrimTabs Donoghue Forlines Risk Managed Innovation ETF is distributed by Quasar Distributors, LLC.

TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index tracks the performance of a rules-based strategy that seeks to provide downside-protected exposure to U.S. equities with strong Free Cash Flow and R&D Investment, selected by a proprietary Free Cash Flow Innovation factor model. The index directs 50% of its position into short-term U.S. Treasuries during a defensive regime.

The Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index, which represent about 90% of the total market capitalization of that index.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

PERFORMANCE SUMMARY
July 31, 2021 (Unaudited)

Growth of a $10,000 Investment

Since
Total Returns (as of July 31, 2021)	Inception(a)
TrimTabs Donoghue Forlines Risk Managed Innovation ETF – NAV	18.48%
TrimTabs Donoghue Forlines Risk Managed Innovation ETF – Market	18.45%
TrimTabs Donoghue Forlines Risk Managed
Free Cash Flow Innovation Index	18.92%
Russell 1000® Total Return Index	19.73%

This chart assumes an initial gross investment of $10,000 made on December 7, 2020 (commencement of the Fund’s operations).  Returns shown include the reinvestment of all dividends.  Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than original cost.  Index returns do not reflect the effects of fees or expenses.  It is not possible to invest directly in an index. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated November 16, 2020, as supplemented April 13, 2021, is 0.69%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Commencement of operations on December 7, 2020.

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended July 31, 2021 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/21 –
	2/1/21	7/31/21	7/31/21(a)
TrimTabs U.S. Free Cash
Flow Quality ETF
Actual	$1,000.00	$1,207.40	$3.23
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.87	$2.96

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended July 31, 2021 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/21 –
	2/1/21	7/31/21	7/31/21(a)
TrimTabs International
Free Cash Flow Quality ETF
Actual	$1,000.00	$1,154.20	$3.15
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.87	$2.96

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/21 –
	2/1/21	7/31/21	7/31/21(b)
TrimTabs Donoghue Forlines
Tactical High Yield ETF
Actual	$1,000.00	$1,022.50	$3.46
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.37	$3.46

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	2/1/21 –
	2/1/21	7/31/21	7/31/21(b)
TrimTabs Donoghue Forlines
Risk Managed Innovation ETF
Actual	$1,000.00	$1,126.20	$3.64
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.37	$3.46

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.
(b)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
July 31, 2021 (Unaudited)

TrimTabs U.S. Free Cash Flow Quality ETF
Communications	5.8%
Consumer Discretionary	12.3%
Consumer Staples	8.0%
Energy	2.2%
Financials	10.7%
Health Care	11.5%
Industrials	10.2%
Materials	1.3%
Technology	35.3	%(a)
REITs	1.9%
Money Market Fund	0.7%
Investment Purchased with the Cash Proceeds from Securities Lending	0.3%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

TrimTabs International Free Cash Flow Quality ETF
Australia	9.7%
Brazil	1.4%
Canada	8.3%
China	1.6%
Denmark	5.9%
Finland	2.6%
France	5.2%
Germany	4.1%
Hong Kong	1.1%
India	0.4%
Ireland	3.3%
Israel	1.0%
Italy	1.7%
Japan	12.9%
Mexico	0.7%
Netherlands	3.9%
New Zealand	0.5%
Norway	0.4%
Sweden	8.0%
Switzerland	10.6%
United Kingdom	16.1%
Money Market Fund	0.2%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

(a)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
July 31, 2021 (Unaudited) (Continued)

TrimTabs Donoghue Forlines Tactical High Yield ETF
Exchange-Traded Funds	99.8%
Money Market Fund	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	32.9	%(b)
Liabilities in Excess of Other Assets	(32.9)%
Total Net Assets	100.0%

TrimTabs Donoghue Forlines Risk Managed Innovation ETF
Communications	7.4%
Consumer Discretionary	4.6%
Consumer Staples	0.7%
Health Care	20.7%
Industrials	8.7%
Technology	57.7	%(c)
Money Market Fund	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	0.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

(b)
Represents cash received as collateral in return for securities lent as part of the securities lending program.  The cash is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted in the applicable schedules of investments listed in this report.

(c)
The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index is concentrated.

TrimTabs U.S. Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021

	Shares	Value
COMMON STOCKS – 97.3%

Communications – 5.8%
Alphabet, Inc. – Class A (a)	1,277	$3,440,915
AMC Networks, Inc. – Class A (a)	4,961	248,248
Electronic Arts, Inc.	8,272	1,190,837
Interpublic Group of Cos., Inc.	30,682	1,084,916
Match Group, Inc. (a)	8,716	1,388,197
Omnicom Group, Inc.	12,246	891,754
Sirius XM Holdings, Inc. (d)	88,435	572,174
Take-Two Interactive Software, Inc. (a)	4,890	848,024
Verizon Communications, Inc.	25,803	1,439,291
World Wrestling Entertainment, Inc. – Class A	14,870	734,281
		11,838,637

Consumer Discretionary – 12.3%
1-800-Flowers.com, Inc. – Class A (a)	12,197	372,009
AutoNation, Inc. (a)	16,776	2,035,432
AutoZone, Inc. (a)	832	1,350,810
Best Buy Co., Inc.	3,319	372,890
Brunswick Corp.	5,394	563,134
Deckers Outdoor Corp. (a)	1,648	677,081
Etsy, Inc. (a)	9,129	1,675,263
Ford Motor Co. (a)	64,295	896,915
Genuine Parts Co.	9,620	1,220,970
Home Depot, Inc.	5,991	1,966,186
Lowe’s Cos., Inc.	9,519	1,834,216
Masco Corp.	18,900	1,128,519
O’Reilly Automotive, Inc. (a)	2,514	1,518,054
Polaris, Inc.	7,296	956,287
Ross Stores, Inc.	8,140	998,697
Starbucks Corp.	18,083	2,195,819
Tempur Sealy International, Inc.	23,021	996,119
TJX Cos., Inc.	17,766	1,222,478
Ulta Beauty, Inc. (a)	3,224	1,082,619
Williams-Sonoma, Inc.	6,303	956,165
YETI Holdings, Inc. (a)	10,782	1,038,630
		25,058,293

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Consumer Staples – 8.0%
Clorox Co.	5,751	$1,040,298
Coca-Cola Co.	31,028	1,769,527
Colgate-Palmolive Co.	22,875	1,818,562
Costco Wholesale Corp.	5,612	2,411,589
Estee Lauder Cos., Inc.	7,138	2,382,879
General Mills, Inc.	8,981	528,622
Philip Morris International, Inc.	12,991	1,300,269
Procter & Gamble Co.	12,021	1,709,747
Target Corp.	3,429	895,140
Hershey Co.	4,914	879,016
Walmart, Inc.	10,969	1,563,631
		16,299,280

Energy – 2.2%
Antero Midstream Corp.	84,771	805,324
Continental Resources, Inc.	32,224	1,100,450
Halliburton Co.	66,787	1,381,155
NOV, Inc. (a)	64,155	885,981
Renewable Energy Group, Inc. (a)	6,556	401,555
		4,574,465

Financials – 10.7%
Aon PLC – Class A	5,770	1,500,373
Berkshire Hathaway, Inc. – Class B (a)	6,909	1,922,706
Discover Financial Services	9,475	1,177,932
First Horizon Corp.	50,596	781,708
Goldman Sachs Group, Inc.	5,980	2,241,782
JPMorgan Chase & Co.	23,281	3,533,590
LPL Financial Holdings, Inc.	4,295	605,767
Morgan Stanley	25,022	2,401,612
PNC Financial Services Group, Inc.	7,010	1,278,694
Progressive Corp.	18,709	1,780,349
SVB Financial Group (a)	1,339	736,396
Synchrony Financial	24,969	1,174,042
T Rowe Price Group, Inc.	7,549	1,541,204
U.S. Bancorp	20,223	1,123,185
		21,799,340

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Health Care – 11.5%
AbbVie, Inc.	18,428	$2,143,176
Amedisys, Inc. (a)	2,087	543,914
Amgen, Inc.	10,109	2,441,728
AstraZeneca PLC – ADR	16,070	919,866
Bristol-Myers Squibb Co.	24,273	1,647,408
Cardinal Health, Inc.	14,050	834,289
Chemed Corp.	1,838	874,925
HCA Healthcare, Inc.	6,126	1,520,473
Jazz Pharmaceuticals PLC (a)	4,401	746,058
Johnson & Johnson	10,774	1,855,283
McKesson Corp.	9,497	1,935,774
Mettler-Toledo International, Inc. (a)	865	1,274,759
Molina Healthcare, Inc. (a)	3,630	991,026
ResMed, Inc.	5,325	1,447,335
UnitedHealth Group, Inc.	5,138	2,117,986
Vertex Pharmaceuticals, Inc. (a)	4,605	928,276
Waters Corp. (a)	2,932	1,142,923
		23,365,199

Industrials – 10.2%
3M Co.	6,757	1,337,481
Allegion PLC	7,174	979,968
Illinois Tool Works, Inc.	7,228	1,638,371
Keysight Technologies, Inc. (a)	6,254	1,029,096
Lennox International, Inc.	3,771	1,242,280
Louisiana-Pacific Corp.	29,878	1,656,436
Old Dominion Freight Line, Inc.	4,259	1,146,310
Otis Worldwide Corp.	18,036	1,615,124
Parker-Hannifin Corp.	3,700	1,154,511
Robert Half International, Inc.	7,372	724,004
Rollins, Inc.	16,148	618,953
Terminix Global Holdings, Inc. (a)	10,914	572,985
Toro Co.	10,880	1,237,491
Trane Technologies PLC	7,111	1,447,871
TriNet Group, Inc. (a)	11,797	978,915
United Parcel Service, Inc. – Class B	12,409	2,374,586
WW Grainger, Inc.	2,454	1,090,999
		20,845,381

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Materials – 1.3%
Eagle Materials, Inc.	6,239	$881,696
Sherwin-Williams Co.	6,169	1,795,364
		2,677,060

Technology – 35.3% (c)
Accenture PLC – Class A	10,248	3,255,585
Adobe, Inc. (a)	2,812	1,748,023
Apple, Inc.	72,340	10,551,512
Atlassian Corp. PLC – Class A (a)	7,054	2,293,396
Autodesk, Inc. (a)	4,095	1,315,027
Broadcom, Inc.	3,745	1,817,823
Cadence Design Systems, Inc. (a)	7,708	1,138,086
CDW Corp.	6,005	1,101,017
Cisco Systems, Inc.	46,019	2,548,072
Cognizant Technology Solutions Corp. – Class A	16,503	1,213,466
Crowdstrike Holdings, Inc. – Class A (a)	4,440	1,126,028
EPAM Systems, Inc. (a)	2,092	1,171,102
FactSet Research Systems, Inc.	1,850	660,968
Fair Isaac Corp. (a)	1,981	1,037,866
Fortinet, Inc. (a)	5,904	1,607,305
Gartner, Inc. (a)	4,568	1,209,287
HP, Inc.	29,921	863,819
International Business Machines Corp.	17,070	2,406,187
Intuit, Inc.	2,013	1,066,830
Jack Henry & Associates, Inc.	7,227	1,258,148
KLA Corp.	4,173	1,452,872
Manhattan Associates, Inc. (a)	6,674	1,065,371
MarketAxess Holdings, Inc.	1,490	708,003
Mastercard, Inc. – Class A	5,069	1,956,330
Maxim Integrated Products, Inc.	11,323	1,131,281
Microchip Technology, Inc.	4,228	605,111
Microsoft Corp.	17,678	5,036,639
Moody’s Corp.	3,639	1,368,264
Motorola Solutions, Inc.	3,014	674,895
MSCI, Inc.	2,221	1,323,627
NVIDIA Corp.	12,044	2,348,460
Palo Alto Networks, Inc. (a)	5,517	2,201,559

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 97.3% (Continued)

Technology – 35.3% (c) (Continued)
S&P Global, Inc.	5,763	$2,470,713
ServiceNow, Inc. (a)	4,020	2,363,318
Texas Instruments, Inc.	6,217	1,185,084
Veeva Systems, Inc. – Class A (a)	1,522	506,385
VMware, Inc. – Class A (a)	6,077	934,278
Western Union Co.	24,643	571,964
Workday, Inc. – Class A (a)	5,783	1,355,535
Xilinx, Inc.	8,732	1,308,403
Zebra Technologies Corp. (a)	2,056	1,135,899
Zoom Video Communications, Inc. – Class A (a)	2,627	993,269
		72,086,807
TOTAL COMMON STOCKS
(Cost $160,778,014)		198,544,462

REITs – 1.9%

Real Estate – 1.9%
American Tower Corp.	8,344	2,359,683
Gaming and Leisure Properties, Inc.	13,425	635,539
Iron Mountain, Inc.	20,868	913,184
TOTAL REITs
(Cost $3,138,130)		3,908,406

MONEY MARKET FUND – 0.7%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	1,404,080	1,404,080
TOTAL MONEY MARKET FUND
(Cost $1,404,080)		1,404,080

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 0.3%

Investment Company – 0.3%
Mount Vernon Liquid Asset Portfolio, LLC, 0.11% (b)	590,963	$590,963
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $590,963)		590,963

Total Investments (Cost $165,911,187) – 100.2%		204,447,911
Liabilities in Excess of Other Assets – (0.2)%		(498,524)
TOTAL NET ASSETS – 100.0%		$203,949,387

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of July 31, 2021.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d)	All or a portion of this security was out on loan at July 31, 2021. Total loaned security had a market value of $566,449 as of July 31, 2021.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021

	Shares	Value
COMMON STOCKS – 98.1%

Communications – 6.4%
America Movil SAB de CV – ADR	26,645	$443,639
Kakaku.com, Inc.	20,481	555,781
KDDI Corp.	11,060	335,918
Koninklijke KPN NV	83,790	275,129
M3, Inc.	3,784	245,932
NetEase, Inc. – ADR	2,933	299,782
Publicis Groupe SA	5,625	355,120
SoftBank Corp.	43,356	564,946
Telenor ASA	12,494	216,936
Telstra Corp. Ltd.	94,814	263,009
Tencent Holdings Ltd.	3,290	202,790
		3,758,982

Consumer Discretionary – 13.1%
Bunzl PLC	5,730	212,340
Canadian Tire Corp. Ltd. – Class A	1,706	262,464
Daimler AG	4,898	437,397
Domino’s Pizza Enterprises Ltd.	5,863	501,893
Electrolux AB – Class B	10,927	286,617
Fast Retailing Co. Ltd.	540	363,856
Geberit AG	526	431,902
Hennes & Mauritz AB – Class B (a)	27,247	570,109
Howden Joinery Group PLC	33,003	411,586
JD Sports Fashion PLC	43,018	536,365
Lululemon Athletica, Inc. (a)	1,167	466,998
LVMH Moet Hennessy Louis Vuitton SE	853	681,902
Next PLC (a)	4,681	512,853
Pandora A/S	2,962	383,534
Persimmon PLC	3,519	142,047
Rakuten Group, Inc.	37,060	406,392
Vipshop Holdings Ltd. – ADR (a)	3,707	61,647
Wesfarmers Ltd.	13,588	609,659
ZOZO, Inc.	13,340	452,956
		7,732,517

Consumer Staples – 8.3%
Alimentation Couche-Tard, Inc. – Class B	10,054	405,271
Coles Group Ltd.	36,147	463,947

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 98.1% (Continued)

Consumer Staples – 8.3% (Continued)
Diageo PLC	16,576	$822,671
Dollarama, Inc.	6,823	321,298
Kesko Oyj – Class B	12,906	553,449
L’Oreal SA	1,487	680,712
Reckitt Benckiser Group PLC	6,772	519,887
Swedish Match AB	18,980	169,948
Unilever PLC	16,775	967,905
		4,905,088

Energy – 1.5%
Lundin Energy AB	4,751	148,131
Neste Oyj	5,530	339,938
Petroleo Brasileiro SA – ADR	22,891	244,247
Woodside Petroleum Ltd.	9,566	153,808
		886,124

Financials – 15.8%
Admiral Group PLC	7,298	344,905
Allianz SE	1,890	470,824
BNP Paribas SA	9,877	602,820
China Merchants Bank Co. Ltd.	37,000	281,863
Commonwealth Bank of Australia	8,003	585,243
Deutsche Boerse AG	2,150	358,975
FinecoBank Banca Fineco SpA (a)	28,163	504,969
Hargreaves Lansdown PLC	12,912	292,998
Hong Kong Exchanges & Clearing Ltd.	10,674	681,277
Investor AB – Class B	23,507	582,459
Japan Exchange Group, Inc.	14,092	318,693
Kinnevik AB – Class B	10,395	453,432
Mitsubishi UFJ Financial Group, Inc.	100,896	532,048
Nihon M&A Center, Inc.	13,460	372,986
Partners Group Holding AG	455	777,797
Ping An Insurance Group Co. of China Ltd.	12,806	112,304
Royal Bank of Canada	9,162	926,645
Toronto-Dominion Bank	10,218	679,371
Zurich Insurance Group AG	1,138	459,547
		9,339,156

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 98.1% (Continued)

Health Care – 11.4%
Amplifon SpA	10,058	$497,298
Astellas Pharma, Inc.	17,948	284,504
AstraZeneca PLC – ADR	8,444	483,335
Coloplast A/S – Class B	1,858	339,838
CSL Ltd.	1,313	278,377
Fresenius Medical Care AG & Co. KGaA	1,891	149,263
Genmab A/S (a)	860	388,790
GN Store Nord A/S	5,350	468,882
ICON PLC (a)	2,290	557,088
Koninklijke Philips NV	5,537	255,441
Novartis AG	7,420	687,078
Novo Nordisk A/S – Class B	11,388	1,053,267
Roche Holding AG	2,215	856,682
Sonic Healthcare Ltd.	7,935	233,040
Sysmex Corp.	1,892	224,029
		6,756,912

Industrials – 18.4%
Ashtead Group PLC	11,253	842,466
Atlas Copco AB – Class A	13,354	902,842
CNH Industrial NV	51,353	864,785
Deutsche Post AG	7,337	497,059
DSV PANALPINA A/S	1,439	350,629
Edenred	5,924	344,201
Epiroc AB – Class A	16,723	390,470
Ferguson PLC	4,439	622,578
GEA Group AG	11,321	502,132
Halma PLC	9,954	399,726
Hexagon AB – Class B	20,517	339,630
Husqvarna AB – Class B	42,512	595,081
Intertek Group PLC	4,497	322,295
Kone Oyj – Class B	7,703	637,995
Kuehne + Nagel International AG	1,436	484,453
Randstad NV	5,371	389,673
Recruit Holdings Co. Ltd.	11,031	566,004
Rentokil Initial PLC	37,904	298,629
Schindler Holding AG	1,134	367,046

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 98.1% (Continued)

Industrials – 18.4% (Continued)
Schneider Electric SE	2,615	$438,320
SGS SA	142	459,774
WSP Global, Inc.	2,335	277,164
		10,892,952

Materials – 6.4%
BHP Group Ltd. – ADR	3,087	242,515
BHP Group Ltd.	17,425	683,993
Fortescue Metals Group Ltd.	16,122	294,713
James Hardie Industries PLC	13,682	459,152
Novozymes A/S – Class B	6,231	489,557
Sika AG	1,661	585,114
Vale SA – ADR	27,014	567,834
West Fraser Timber Co. Ltd.	6,407	459,572
		3,782,450

Real Estate – 0.2%
Daito Trust Construction Co. Ltd.	1,116	130,618

Technology – 16.6%
Accenture PLC – Class A	1,963	623,606
ASML Holding NV	1,172	888,395
Atlassian Corp. PLC – Class A (a)	2,734	888,878
CGI, Inc. (a)	5,489	499,316
Check Point Software Technologies Ltd. (a)	2,670	339,357
Constellation Software, Inc.	370	592,673
Experian PLC	7,485	329,606
GMO Payment Gateway, Inc.	3,616	463,433
Infosys Ltd. – ADR	9,693	214,409
Logitech International SA	5,854	640,169
Nice Ltd. – ADR (a)	915	254,965
Nintendo Co. Ltd.	916	470,921
Nomura Research Institute Ltd.	9,376	300,839
RELX PLC	23,476	689,837
Telefonaktiebolaget LM Ericsson – Class B	24,247	278,484
Temenos AG	3,263	518,708
Tokyo Electron Ltd.	949	388,579

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 98.1% (Continued)

Technology – 16.6% (Continued)
Trend Micro, Inc.	12,396	$642,936
Wolters Kluwer NV	4,161	474,251
Xero Ltd. (a)	2,821	290,406
		9,789,768
TOTAL COMMON STOCKS
(Cost $52,613,891)		57,974,567

REITs – 1.3%

Real Estate – 1.3%
Goodman Group	33,086	549,701
Segro PLC	15,017	254,138
TOTAL REITs
(Cost $619,818)		803,839

MONEY MARKET FUND – 0.2%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	105,085	105,085
TOTAL MONEY MARKET FUND
(Cost $105,085)		105,085

Total Investments (Cost $53,338,794) – 99.6%		58,883,491
Other Assets in Excess of Liabilities – 0.4%		230,034
TOTAL NET ASSETS – 100.0%		$59,113,525

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Tactical High Yield ETF

SCHEDULE OF INVESTMENTS
July 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
iShares 0-5 Year High Yield Corporate Bond ETF	205,295	$9,412,776
iShares Broad USD High Yield Corporate Bond ETF	414,090	17,246,848
iShares iBoxx High Yield Corporate Bond ETF (b)	207,889	18,260,970
SPDR Bloomberg Barclays High Yield Bond ETF (b)	103,091	11,316,299
SPDR Bloomberg Barclays
Short Term High Yield Bond ETF	287,516	7,892,314
VanEck Vectors Fallen Angel High Yield Bond ETF (b)	257,628	8,527,487
Xtrackers USD High Yield Corporate Bond ETF	401,779	16,179,640
TOTAL EXCHANGE-TRADED FUNDS
(Cost $88,022,645)		88,836,334

MONEY MARKET FUND – 0.2%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (a)	152,597	152,597
TOTAL MONEY MARKET FUND
(Cost $152,597)		152,597

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 32.9%
Investment Company – 32.9%
Mount Vernon Liquid Asset Portfolio, LLC, 0.11% (a)	29,263,922	29,263,922
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $29,263,922)		29,263,922

Total Investments (Cost $117,439,164) – 132.9%		118,252,853
Liabilities in Excess of Other Assets – (32.9%)		(29,300,896)
TOTAL NET ASSETS – 100.0%		$88,951,957

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund
(a)	Rate disclosed is the seven day annualized yield as of July 31, 2021.
(b)	All or a portion of this security was out on loan at July 31, 2021. Total loaned securities had a market value of $28,635,029 as of July 31, 2021.

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
July 31, 2021

	Shares	Value
COMMON STOCKS – 99.8%

Communications – 7.4%
Electronic Arts, Inc.	7,059	$1,016,214
GoDaddy, Inc. – Class A (a)	9,039	757,920
Match Group, Inc. (a)	6,343	1,010,250
New York Times Co. – Class A	12,562	549,964
Playtika Holding Corp. (a)	18,644	414,456
Sirius XM Holdings, Inc.	138,835	898,262
Take-Two Interactive Software, Inc. (a)	4,425	767,383
Trade Desk, Inc. – Class A (a)	13,314	1,090,550
		6,504,999

Consumer Discretionary – 4.6%
Brunswick Corp.	6,035	630,054
Etsy, Inc. (a)	4,896	898,465
Ford Motor Co. (a)	76,718	1,070,216
Gentex Corp.	12,451	423,707
Harley-Davidson, Inc.	8,798	348,577
Polaris, Inc.	4,902	642,505
		4,013,524

Consumer Staples – 0.7%
Clorox Co.	3,354	606,705

Health Care – 20.7%
AbbVie, Inc.	14,459	1,681,582
Align Technology, Inc. (a)	1,268	882,274
Amgen, Inc.	6,079	1,468,322
Blueprint Medicines Corp. (a)	4,948	434,781
Bristol-Myers Squibb Co.	22,961	1,558,363
Bruker Corp.	6,868	564,893
Gilead Sciences, Inc.	19,263	1,315,470
Incyte Corp. (a)	6,769	523,582
Jazz Pharmaceuticals PLC (a)	3,728	631,971
Johnson & Johnson	11,246	1,936,561
Moderna, Inc. (a)	1,850	654,160
Novavax, Inc. (a)	3,486	625,144
Novocure Ltd. (a)(d)	4,113	633,443
Quidel Corp. (a)	2,689	380,413
ResMed, Inc.	3,213	873,293

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Health Care – 20.7% (Continued)
Sage Therapeutics, Inc. (a)	4,700	$205,531
Seagen, Inc. (a)	5,499	843,492
STAAR Surgical Co. (a)	2,894	370,201
United Therapeutics Corp. (a)	3,286	597,822
Vertex Pharmaceuticals, Inc. (a)	5,065	1,021,003
Waters Corp. (a)	2,308	899,681
		18,101,982

Industrials – 8.7%
A.O. Smith Corp.	9,108	640,566
ITT, Inc.	6,394	626,037
Keysight Technologies, Inc. (a)	6,146	1,011,324
Lennox International, Inc.	2,091	688,838
National Instruments Corp.	8,319	366,951
Novanta, Inc. (a)	3,014	423,196
Otis Worldwide Corp.	11,895	1,065,197
Toro Co.	5,813	661,171
Trimble, Inc. (a)	7,247	619,618
Vertiv Holdings Co.	18,137	508,561
Vontier Corp.	14,406	466,034
Woodward, Inc.	4,405	535,472
		7,612,965

Technology – 57.7% (c)
Accenture PLC – Class A	5,597	1,778,055
ACI Worldwide, Inc. (a)	9,492	325,576
Allegro MicroSystems, Inc. (a)	15,270	418,551
Apple, Inc.	26,254	3,829,408
Arista Networks, Inc. (a)	2,577	980,265
Atlassian Corp. PLC – Class A (a)	3,937	1,279,997
Autodesk, Inc. (a)	4,047	1,299,613
Broadcom, Inc.	3,449	1,674,145
Cadence Design Systems, Inc. (a)	6,962	1,027,939
Cerner Corp.	10,932	878,823
Cisco Systems, Inc.	32,732	1,812,371
Citrix Systems, Inc.	6,238	628,479
Crowdstrike Holdings, Inc. – Class A (a)	4,775	1,210,988
Datadog, Inc. – Class A (a)	6,442	713,129

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Technology – 57.7% (c) (Continued)
Dell Technologies, Inc. – Class C (a)	9,029	$872,382
Digital Turbine, Inc. (a)	7,051	443,860
DocuSign, Inc. (a)	4,798	1,429,996
Dropbox, Inc. – Class A (a)	24,750	779,378
Dynatrace, Inc. (a)	10,190	650,835
F5 Networks, Inc. (a)	3,733	770,902
FactSet Research Systems, Inc.	2,101	750,645
Fair Isaac Corp. (a)	1,509	790,580
Fortinet, Inc. (a)	3,319	903,565
HubSpot, Inc. (a)	1,219	726,548
International Business Machines Corp.	10,159	1,432,013
Intuit, Inc.	3,239	1,716,573
J2 Global, Inc. (a)	2,852	402,902
Jack Henry & Associates, Inc.	4,455	775,571
KLA Corp.	933	324,833
Lattice Semiconductor Corp. (a)	11,094	629,585
Lumentum Holdings, Inc. (a)	6,478	544,087
MACOM Technology Solutions Holdings, Inc. (a)	5,523	340,880
Manhattan Associates, Inc. (a)	4,904	782,826
Microchip Technology, Inc.	6,477	926,988
Monolithic Power Systems, Inc.	2,154	967,706
Motorola Solutions, Inc.	4,817	1,078,623
MSCI, Inc.	2,098	1,250,324
NCR Corp. (a)	10,524	467,266
NetApp, Inc.	10,639	846,758
NortonLifeLock, Inc.	19,514	484,337
Okta, Inc. (a)	2,846	705,210
Palo Alto Networks, Inc. (a)	2,755	1,099,383
Pure Storage, Inc. – Class A (a)	24,342	475,156
Qorvo, Inc. (a)	4,438	841,400
Qualys, Inc. (a)	3,412	346,523
ServiceNow, Inc. (a)	2,729	1,604,352
Sonos, Inc. (a)	9,949	332,098
Synopsys, Inc. (a)	3,917	1,128,057
Teradata Corp. (a)	6,918	343,548
Veeva Systems, Inc. – Class A (a)	3,457	1,150,178
Workday, Inc. – Class A (a)	4,505	1,055,972

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
July 31, 2021 (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Technology – 57.7% (c) (Continued)
Zebra Technologies Corp. (a)	1,820	$1,005,514
Zoom Video Communications, Inc. – Class A (a)	3,543	1,339,608
		50,374,301
TOTAL COMMON STOCKS
(Cost $75,645,472)		87,214,476

MONEY MARKET FUND – 0.2%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.01% (b)	156,803	156,803
TOTAL MONEY MARKET FUND
(Cost $156,803)		156,803

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 0.8%

Investment Company – 0.8%
Mount Vernon Liquid Asset Portfolio, LLC, 0.11% (b)	665,142	665,142
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $665,142)		665,142

Total Investments (Cost $76,467,417) – 100.8%		88,036,421
Liabilities in Excess of Other Assets – (0.8)%		(674,215)
TOTAL NET ASSETS – 100.0%		$87,362,206

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of July 31, 2021.
(c)
The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

(d)	All or a portion of this security was out on loan at July 31, 2021. Total loaned security had a market value of $611,574 as of July 31, 2021.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
July 31, 2021

			TrimTabs	TrimTabs
	TrimTabs	TrimTabs	Donoghue	Donoghue
	U.S. Free	International	Forlines	Forlines Risk
	Cash Flow	Free Cash Flow	Tactical High	Managed
	Quality ETF	Quality ETF	Yield ETF	Innovation ETF
ASSETS
Investments in Securities, at Value*
(Including securities on loan valued
at 566,449, $0, $28,635,029,
and $611,574, respectively)	$204,447,911	$58,883,491	$118,252,853	$88,036,421
Receivable for Investment
Securities Sold	—	—	630,558	—
Interest and Dividends Receivable	192,149	72,926	1	41,891
Securities Lending
Income Receivable	670	113	16,351	20
Foreign Currency, at Value*	—	186,276	—	—
Total Assets	204,640,730	59,142,806	118,899,763	88,078,332

LIABILITIES
Payable for Securities Loaned	590,963	—	29,263,922	665,142
Management Fees Payable	100,380	29,281	52,482	50,984
Payable for Fund Shares Redeemed	—	—	631,402	—
Total Liabilities	691,343	29,281	29,947,806	716,126
NET ASSETS	$203,949,387	$59,113,525	$88,951,957	$87,362,206

NET ASSETS CONSIST OF:
Paid-in Capital	$148,855,534	$52,357,926	$88,187,545	$73,660,354
Total Distributable Earnings	55,093,853	6,755,599	764,412	13,701,852
Net Assets	$203,949,387	$59,113,525	$88,951,957	$87,362,206
* Identified Cost:
Investments in Securities	$165,911,187	$53,338,794	$117,439,164	$76,467,417
Foreign Currency	$—	$186,810	$—	$—

Net Asset Value (unlimited
shares authorized):
Net Assets	$203,949,387	$59,113,525	$88,951,957	$87,362,206
Shares Outstanding
(No Par Value)	3,700,000	1,625,000	3,525,000	2,950,000
Net Asset Value, Offering and
Redemption Price per Share	$55.12	$36.38	$25.23	$29.61

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Year/Period Ended July 31, 2021

			TrimTabs	TrimTabs
	TrimTabs	TrimTabs	Donoghue	Donoghue
	U.S. Free	International	Forlines	Forlines Risk
	Cash Flow	Free Cash Flow	Tactical High	Managed
	Quality ETF	Quality ETF	Yield ETF(a)	Innovation ETF(a)
INVESTMENT INCOME
Income:
Dividends (net of foreign
withholding tax of $373,
$62,081, $0, and
$0, respectively)	$2,194,679	$496,660	$2,184,648	$433,685
Interest	98	19	11	14
Securities Lending Income	670	113	16,351	20
Total Investment Income	2,195,447	496,792	2,201,010	433,719

Expenses:
Management Fees	1,091,113	153,367	359,348	372,048
Total Expenses	1,091,113	153,367	359,348	372,048
Net Investment Income	1,104,334	343,425	1,841,662	61,671

REALIZED & UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	40,737,117	2,901,202	(227,604)	3,487,656
Foreign Currencies	—	(37,462)	—	—
Total	40,737,117	2,863,740	(227,604)	3,487,656
Net Change in Unrealized
Appreciation of:
Investments Securities	16,590,442	3,640,902	813,689	11,569,004
Foreign Currencies	—	(644)	—	—
Total	16,590,442	3,640,258	813,689	11,569,004
Net Realized and Unrealized
Gain on Investments and
Foreign Currencies	57,327,559	6,503,998	586,085	15,056,660
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS	$58,431,893	$6,847,423	$2,427,747	$15,118,331

(a)	Fund commenced operations on December 7, 2020.

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
OPERATIONS
Net Investment Income	$1,104,334	$784,368
Net Realized Gain (Loss) on Investments	40,737,117	(4,729,815)
Net Change in Unrealized Appreciation of Investments	16,590,442	9,605,380
Net Increase in Net Assets Resulting from Operations	58,431,893	5,659,933

DISTRIBUTIONS TO SHAREHOLDERS
Dividend Distributions	(757,531)	(915,650)
Total Distributions to Shareholders	(757,531)	(915,650)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	75,829,263	8,485,742
Payments for Shares Redeemed	(38,345,370)	(28,495,215)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(a)	37,483,893	(20,009,473)
Net Increase (Decrease) in Net Assets	95,158,255	(15,265,190)

NET ASSETS
Beginning of Year	108,791,132	124,056,322
End of Year	$203,949,387	$108,791,132

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	1,800,000	250,000
Redemptions	(825,000)	(825,000)
Net Increase (Decrease)	975,000	(575,000)

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
OPERATIONS
Net Investment Income	$343,425	$115,398
Net Realized Gain (Loss) on Investments
and Foreign Currencies	2,863,740	(1,111,402)
Change in Unrealized Appreciation of Investments
and Foreign Currencies	3,640,258	1,036,104
Net Increase in Net Assets Resulting from Operations	6,847,423	40,100

DISTRIBUTIONS TO SHAREHOLDERS
Dividend Distributions	(86,243)	(244,461)
Total Distributions to Shareholders	(86,243)	(244,461)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	41,236,142	—
Payments for Shares Redeemed	—	(1,040,455)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(a)	41,236,142	(1,040,455)
Net Increase (Decrease) in Net Assets	47,997,322	(1,244,816)

NET ASSETS
Beginning of Year	11,116,203	12,361,019
End of Year	$59,113,525	$11,116,203

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	1,200,000	—
Redemptions	—	(50,000)
Net Increase (Decrease)	1,200,000	(50,000)

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Tactical High Yield ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2021(a)
OPERATIONS
Net Investment Income	$1,841,662
Net Realized Loss on Investments and Foreign Currencies	(227,604)
Change in Unrealized Appreciation of Investments and Foreign Currencies	813,689
Net Increase in Net Assets Resulting from Operations	2,427,747

DISTRIBUTIONS TO SHAREHOLDERS
Dividend Distributions	(1,599,003)
Total Distributions to Shareholders	(1,599,003)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	95,676,528
Payments for Shares Redeemed	(7,553,315)
Net Increase in Net Assets Derived from Capital Share Transactions(b)	88,123,213
Net Increase in Net Assets	88,951,957

NET ASSETS
Beginning of Period	—
End of Period	$88,951,957

(a) Fund commenced operations on December 7, 2020.
(b) Summary of capital share transactions is as follows:
Shares
Subscriptions	3,825,000
Redemptions	(300,000)
Net Increase	3,525,000

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2021(a)
OPERATIONS
Net Investment Income	$61,671
Net Realized Gain on Investments and Foreign Currencies	3,487,656
Change in Unrealized Appreciation of Investments and Foreign Currencies	11,569,004
Net Increase in Net Assets Resulting from Operations	15,118,331

DISTRIBUTIONS TO SHAREHOLDERS
Dividend Distributions	(18,013)
Total Distributions to Shareholders	(18,013)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	85,427,155
Payments for Shares Redeemed	(13,165,267)
Net Increase in Net Assets Derived from Capital Share Transactions(b)	72,261,888
Net Increase in Net Assets	87,362,206

NET ASSETS
Beginning of Period	—
End of Period	$87,362,206

(a) Fund commenced operations on December 7, 2020.
(b) Summary of capital share transactions is as follows:

Shares
Subscriptions	3,425,000
Redemptions	(475,000)
Net Increase	2,950,000

The accompanying notes are an integral part of these financial statements.

TrimTabs U.S. Free Cash Flow Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2021	2020	2019	2018	2017(a)
Net Asset Value, Beginning of Year/Period	$39.92	$37.59	$36.41	$29.81	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.28	0.25	0.30	0.21	0.16
Net Realized and Unrealized
Gain on Investments	15.11	2.36	1.07	6.53	4.70
Total from Investment Operations	15.39	2.61	1.37	6.74	4.86

Less Distributions:
From Net Investment Income	(0.19)	(0.28)	(0.19)	(0.14)	(0.05)
Total Distributions	(0.19)	(0.28)	(0.19)	(0.14)	(0.05)
Net Asset Value, End of Year/Period	$55.12	$39.92	$37.59	$36.41	$29.81
Total Return	38.64%	6.97%	3.89%	22.62%	19.47	%(c)

Supplemental Data:
Net Assets at End of Year/Period (000’s)	$203,949	$108,791	$124,056	$99,214	$27,574

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Net Investment Income to Average Net Assets	0.61%	0.68%	0.84%	0.60%	0.68	%(d)
Portfolio Turnover Rate(e)	98%	83%	49%	42%	63	%(c)

(a)	Commencement of operations on September 27, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

TrimTabs International Free Cash Flow Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2021	2020	2019	2018	2017(a)
Net Asset Value, Beginning of Year/Period	$26.16	$26.02	$26.93	$25.48	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.44	0.25	0.37	0.34	0.01
Net Realized and Unrealized
Gain (Loss) on Investments	9.98	0.40	(1.08)	1.18	0.47
Total from Investment Operations	10.42	0.65	(0.71)	1.52	0.48

Less Distributions:
From Net Investment Income	(0.20)	(0.51)	(0.20)	(0.07)	—
Total Distributions	(0.20)	(0.51)	(0.20)	(0.07)	—
Net Asset Value, End of Year/Period	$36.38	$26.16	$26.02	$26.93	$25.48
Total Return	39.96%	2.42%	-2.47%	5.97%	1.92	%(c)

Supplemental Data:
Net Assets at End of Year/Period (000’s)	$59,114	$11,116	$12,361	$10,098	$3,822

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Net Investment Income to Average Net Assets	1.32%	1.00%	1.48%	1.28%	0.35	%(d)
Portfolio Turnover Rate(e)	87%	45%	43%	83%	0	%(c)

(a)	Commencement of operations on June 27, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Tactical High Yield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	July 31, 2021(a)
Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.57
Net Realized and Unrealized Gain on Investments	0.15
Total from Investment Operations	0.72

Less Distributions:
From Net Investment Income	(0.49)
Total Distributions	(0.49)
Net Asset Value, End of Period	$25.23
Total Return	2.92	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$88,952

Ratios to Average Net Assets(f):
Expenses to Average Net Assets	0.69	%(d)
Net Investment Income to Average Net Assets	3.54	%(d)
Portfolio Turnover Rate(e)	327	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.

The accompanying notes are an integral part of these financial statements.

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	July 31, 2021(a)
Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.02
Net Realized and Unrealized Gain on Investments	4.60
Total from Investment Operations	4.62

Less Distributions:
From Net Investment Income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Period	$29.61
Total Return	18.48	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$87,362

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)
Net Investment Income to Average Net Assets	0.11	%(d)
Portfolio Turnover Rate(e)	40	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021

1.  ORGANIZATION

The TrimTabs U.S. Free Cash Flow Quality ETF (formerly known as the TrimTabs All Cap U.S. Free-Cash-Flow ETF) (“TTAC”), TrimTabs International Free Cash Flow Quality ETF (formerly known as the TrimTabs All Cap International Free-Cash-Flow ETF) (“TTAI”), TrimTabs Donoghue Forlines Tactical High Yield ETF (“DFHY”), and TrimTabs Donoghue Forlines Risk Managed Innovation ETF (“DFNV”) (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TrimTabs U.S. Free Cash Flow Quality ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. TrimTabs International Free Cash Flow Quality ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the S&P Developed ex-U.S. BMI Index, with similar volatility to the S&P Developed ex-U.S. BMI Index. TrimTabs Donoghue Forlines Tactical High Yield ETF commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the TrimTabs Donoghue Forlines Tactical High Yield Index. DFHY is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. TrimTabs Donoghue Forlines Risk Managed Innovation ETF commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized

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Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TrimTabs U.S. Free Cash Flow Quality ETF charges $500 for the standard fixed creation fee, TrimTabs International Free Cash Flow Quality ETF charges $1,500 for the standard fixed creation fee, and TrimTabs Donoghue Forlines Tactical High Yield ETF and TrimTabs Donoghue Forlines Risk Manages Innovation ETF each charge $250 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal period. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income:  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes:  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated

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investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2021, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications:  The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.  The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on industry experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts:  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax

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reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
TrimTabs U.S. Free Cash Flow Quality ETF	$(9,513,474)	$9,513,474
TrimTabs International Free
Cash Flow Quality ETF	$—	$—
TrimTabs Donoghue Forlines
Tactical High Yield ETF	$(64,332)	$64,332
TrimTabs Donoghue Forlines
Risk Managed Innovation ETF	$(1,398,466)	$1,398,466

During the fiscal year ended July 31, 2021, the Funds realized the following net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.  Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Gains from
In-Kind Redemptions
TrimTabs U.S. Free Cash Flow Quality ETF	$9,519,550
TrimTabs International Free Cash Flow Quality ETF	$—
TrimTabs Donoghue Forlines Tactical High Yield ETF	$65,191
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	$1,405,309

Underlying Investment in Other Investment Companies:  The TrimTabs Donoghue Forlines Tactical High Yield ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the TrimTabs Donoghue Forlines Tactical High Yield Index.  The Fund seeks to achieve its investment objective by investing in Underlying ETFs.  During the fiscal year ended July 31, 2021, the Fund invested a portion of its assets in the iShares iBoxx High Yield Corporate Bond ETF.  As of July 31, 2021, the percentage of the TrimTabs Donoghue Forlines Tactical High Yield ETF’s total net assets invested in the iShares iBoxx High Yield Corporate Bond ETF was 20.5%.  iShares iBoxx High Yield Corporate Bond ETF’s financial statements can be found by accessing the SEC’s website at www.sec.gov.

Subsequent Events:  The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

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Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:  The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

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A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

TrimTabs U.S. Free Cash Flow Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$198,544,462	$—	$—	$198,544,462
REITs	—	3,908,406	—	—	3,908,406
Money Market Fund	—	1,404,080	—	—	1,404,080
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	590,963	—	—	—	590,963
Total Investments	$590,963	$203,856,948	$—	$—	$204,447,911

TrimTabs International Free Cash Flow Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$57,974,567	$—	$—	$57,974,567
REITs	—	803,839	—	—	803,839
Money Market Fund	—	105,085	—	—	105,085
Total Investments	$—	$58,883,491	$—	$—	$58,883,491

TrimTabs Donoghue Forlines Tactical High Yield ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$88,836,334	$—	$—	$88,836,334
Money Market Fund	—	152,597	—	—	152,597
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	29,263,922	—	—	—	29,263,922
Total Investments	$29,263,922	$88,988,931	$—	$—	$118,252,853

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July 31, 2021 (Continued)

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$87,214,476	$—	$—	$87,214,476
Money Market Fund	—	156,803	—	—	156,803
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	665,142	—	—	—	665,142
Total Investments	$665,142	$87,371,279	$—	$—	$88,036,421

^	See Schedule of Investments for sector breakouts.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities.  See Note 8 for additional information regarding securities lending.

The Funds did not invest in any Level 3 securities during the period.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022.  Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’  These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.  Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund’s will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

4.  OTHER RELATED PARTY TRANSACTIONS

TrimTabs Asset Management, LLC. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the

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Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, TTAC and TTAI each pay the Adviser 0.59% and DFHY and DFNV each pay the Adviser 0.69% at an annual rate based on each Fund’s average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Donoghue Forlines LLC (“Donoghue” or “the Sub-Adviser”) acts as the Sub-Adviser to DFHY and DFNV. The Sub-Adviser has responsibility to make day-to-day investment decisions for DFHY and DFNV and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to DFHY and DFNV, the Sub-Adviser is compensated by the Adviser from the management fees paid by DFHY and DFNV to the Adviser.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).  On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

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NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

6.  INVESTMENT TRANSACTIONS

For the period ended July 31, 2021, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
TrimTabs U.S. Free Cash Flow Quality ETF	$179,546,804	$178,774,584
TrimTabs International Free
Cash Flow Quality ETF	$23,909,875	$22,817,328
TrimTabs Donoghue Forlines
Tactical High Yield ETF	$272,225,648	$271,347,620
TrimTabs Donoghue Forlines
Risk Managed Innovation ETF	$34,713,011	$34,148,715

For the year/period ended July 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
TrimTabs U.S. Free Cash Flow Quality ETF	$74,627,420	$37,812,610
TrimTabs International Free
Cash Flow Quality ETF	$40,102,314	$—
TrimTabs Donoghue Forlines
Tactical High Yield ETF	$94,902,993	$7,530,771
TrimTabs Donoghue Forlines
Risk Managed Innovation ETF	$84,743,838	$13,150,318

For the year/period ended July 31, 2021, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2021 were as follows:

	TrimTabs	TrimTabs
	U.S. Free Cash	International Free
	Flow Quality ETF	Cash Flow Quality ETF
Tax cost of investments	$165,935,062	$53,438,327
Gross tax unrealized appreciation	40,332,323	6,654,401
Gross tax unrealized depreciation	(1,819,474)	(1,209,237)
Net tax unrealized appreciation	38,512,849	5,445,164
Undistributed ordinary income	3,274,669	382,859
Undistributed long-term capital gains	13,306,336	927,184
Total accumulated gain	16,581,005	1,310,043
Other accumulated gain (loss)	(1)	392
Distributable earnings	$55,093,853	$6,755,599

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July 31, 2021 (Continued)

	TrimTabs Donoghue	TrimTabs Donoghue
	Forlines Tactical	Forlines Risk Managed
	High Yield ETF	Innovation ETF
Tax cost of investments	$117,720,617	$76,467,417
Gross tax unrealized appreciation	822,803	13,162,004
Gross tax unrealized depreciation	(290,567)	(1,593,000)
Net tax unrealized appreciation	532,236	11,569,004
Undistributed ordinary income	242,659	2,132,848
Undistributed long-term capital gains	—	—
Total accumulated gain	242,659	2,132,848
Other accumulated loss	(10,483)	—
Distributable earnings	$764,412	$13,701,852

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At July 31, 2021, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
TrimTabs U.S. Free Cash Flow Quality ETF	$—	$—	Indefinite
TrimTabs International Free
Cash Flow Quality ETF	$—	$—	Indefinite
TrimTabs Donoghue Forlines
Tactical High Yield ETF	$10,483	$—	Indefinite
TrimTabs Donoghue Forlines
Risk Managed Innovation ETF	$—	$—	Indefinite

The tax character of distributions paid by the Funds during the fiscal period ended July 31, 2021 and the fiscal year ended July 31, 2020 was as follows:

	Ordinary Income
	July 31, 2021	July 31, 2020
TrimTabs U.S. Free Cash Flow Quality ETF	$757,531	$915,650
TrimTabs International Free Cash Flow Quality ETF	$86,243	$244,461
TrimTabs Donoghue Forlines Tactical High Yield ETF	$1,599,003	$—
TrimTabs Donoghue Forlines
Risk Managed Innovation ETF	$18,013	$—

8.  SECURITIES LENDING

Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and

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earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the market value of the securities loaned. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.

Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of July 31, 2021, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Amount Held
at July 31, 2021
TrimTabs U.S. Free Cash Flow Quality ETF	$590,963
TrimTabs International Free Cash Flow Quality ETF	$—
TrimTabs Donoghue Forlines Tactical High Yield ETF	$29,263,922
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	$665,142

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

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July 31, 2021 (Continued)

9.  CERTAIN RISKS

Active and Frequent Trading Risk.  Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if shares are held in a taxable account.

Asia-Pacific Risk.  Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Japan Risk. The Japanese economy may be subject to considerable degrees of economic, political and social instability. Since 2000, Japan’s economic growth rate has remained relatively low. In addition, Japan is subject to the risk of natural disasters, such as earthquakes and tsunamis.

Concentration Risk.  A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk.  A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

Futures Contracts Risk.  Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Downside Protection Model Risk.  Neither the Adviser nor the Sub-Adviser can offer assurances that the downside protection model employed by DFNV’s Underlying Index methodology will achieve its intended results, or that downside protection will be provided during periods of time when the Equity Portfolio is declining or during any period of time deemed to be a bear market. For example, the Underlying Index methodology would not have triggered a signal to employ the downside protection model during the recent market volatility experienced in March 2020. While significant dips occurred in the market at that time, the bear market environment was short lived, and markets began recovering relatively quickly. As discussed above, signals are typically only triggered during prolonged bear markets, meaning that the signal is triggered based on the duration of the decline not the amount of the decline. Accordingly, while the signal would not have triggered in March 2020, it would have triggered during the financial crisis of 2007-2008, during which a prolonged bear market occurred. Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for every investor seeking a particular risk profile.

Equity Investing Risk.  An investment in TTAC, TTAI or DFNV involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETF Risk.  As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, shares may trade at a discount to net asset value (or “NAV”) and possibly face delisting.

Flash Crash Risk.  Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

International Closed Market Trading Risk.  Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, shares may appear to trade at a significant discount or premium to NAV.

Large Shareholder Risk.  Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing in one or more model portfolios, may own a substantial amount of the Fund’s shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Premium-Discount Risk.  Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing shares or receive less than NAV when selling shares.  The market prices of shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Secondary Market Trading Risk.  Investors buying or selling shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Region Risk.  To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

High Yield (Junk Bond) Securities Risk.  High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.

Index-Based Strategy Risk.  With respect to each of DFHY and DFNV, the Fund is managed as an index-based fund that seeks to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio, and implements downside

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

protection allocations, in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance, reconstitution or downside protection trigger schedule will typically result in corresponding changes to the Fund’s rebalance, reconstitution or downside protection trigger schedule.

Index Correlation Risk.  While the Sub-Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Index Calculation Risk.  Each of DFHY’s and DFNV’s Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index and to determine whether a “buy” or “sell” trigger should be issued, including information that may be based on assumptions and estimates. DFHY, DFNV, the Index Provider, the Adviser, the Sub-Adviser, the Underlying Index calculation agent and any of their affiliates cannot offer assurances that an Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or the appropriate trigger at any particular time.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk.  Investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk.  Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that an Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the Fund’s investment in such shares.

Management Risk.  Each of TTAC and TTAI is actively managed using proprietary investment strategies and processes that are based on quantitative stock selection rules and algorithms (the “quantitative investment process”).  There can be no guarantee that the Fund will achieve its investment objective or that the quantitative investment process will produce intended results.  The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the quantitative

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

investment process and/or the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the quantitative investment process. Any of these factors could result in the Fund underperforming comparable investment vehicles.

Market Events Risk.  The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s net asset value (“NAV”). The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Sector Focus Risk.  To the extent that the Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector, industry or group of industries could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Tactical Overlay Risk.  Neither the Adviser nor the Sub-Adviser can offer assurances that the tactical overlay process employed by DFHY’s Underlying Index methodology will achieve its intended results. Investment in a fund that utilizes a tactical overlay that seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Continued)

Underlying ETFs Risk.  In seeking to track its Underlying Index, each of DFHY and DFNV may invest a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

U.S. Treasury Securities Risk.  U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a Short-Term Treasury ETF’s investments to decline.

10.  TRUSTEES

Effective as of June 9, 2021, shareholders of the Funds elected Jacob Pluchenik to serve as a Trustee of the Trust in connection with a special meeting of shareholders, and Charles Biderman retired from his position as Trustee and chairman of the Trust.  Information about Trustees and Officers can be found under item 6 in the Additional Information section of this report. Of the 10,068,729 shares that voted, 10,060,546 shares or 99.92% voted in favor (representing 82.46% of total outstanding shares), and 8,183 shares or 0.08% of shares withheld from voting (representing 0.07% of total outstanding shares).

TrimTabs ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of TrimTabs ETF Trust and the
Shareholders of TrimTabs U.S. Free Cash Flow Quality ETF (formerly known as the TrimTabs All Cap U.S. Free-Cash-Flow ETF), TrimTabs International Free Cash Flow Quality ETF (formerly known as the TrimTabs All Cap International Free-Cash-Flow ETF), TrimTabs Donoghue Forlines Tactical High Yield ETF, and TrimTabs Donoghue Forlines Risk Managed Innovation ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of TrimTabs U.S. Free Cash Flow Quality ETF (formerly known as the TrimTabs All Cap U.S. Free-Cash-Flow ETF) and TrimTabs International Free Cash Flow Quality ETF (formerly known as the TrimTabs All Cap International Free-Cash-Flow ETF), each a series of shares of beneficial interest in TrimTabs ETF Trust (the “Funds”), including the schedules of investments, as of July 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes. We have also audited the accompanying statements of assets and liabilities of TrimTabs Donoghue Forlines Tactical High Yield ETF and TrimTabs Donoghue Forlines Risk Managed Innovation ETF, each a series of shares of beneficial interest in TrimTabs ETF Trust (the “Funds”), including the schedules of investments, as of July 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period from December 7, 2020 (commencement of operations) to July 31, 2021, and the related notes. The above are collectively referred to as the “financial statements”. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2021, and the results of their operations, changes in their net assets and their financial highlights for each of the periods noted above and in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented
TrimTabs U.S. Free	For the period from September 27, 2016 (commencement
Cash Flow Quality ETF	of operations) to July 31, 2017 and for each of the years in the four-year period ended July 31, 2021
TrimTabs International	For the period from June 27, 2017 (commencement of
Free Cash Flow	operations) to July 31, 2017 and for each of the years in
Quality ETF	the four-year period ended July 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

TrimTabs ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the TrimTabs ETF Trust since  2016.

Philadelphia, Pennsylvania
September 28, 2021

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2021 (Unaudited)

1. FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.trimtabsfunds.com.

2. FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended July 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrimTabs U.S. Free Cash Flow Quality ETF	80.45%
TrimTabs International Free Cash Flow Quality ETF	100.00%
TrimTabs Donoghue Forlines Tactical High Yield ETF	0.00%
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	14.48%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2021, was as follows:

TrimTabs U.S. Free Cash Flow Quality ETF	80.42%
TrimTabs International Free Cash Flow Quality ETF	0.70%
TrimTabs Donoghue Forlines Tactical High Yield ETF	0.00%
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	13.88%

SHORT-TERM CAPITAL GAIN
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

TrimTabs U.S. Free Cash Flow Quality ETF	0.00%
TrimTabs International Free Cash Flow Quality ETF	0.00%
TrimTabs Donoghue Forlines Tactical High Yield ETF	0.00%
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	0.00%

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT.  The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.trimtabsfunds.com.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2021 (Unaudited) (Continued)

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.trimtabsfunds.com.  Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

5.  INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on March 16, 2021, the Board of Trustees (the “Board”) of TrimTabs ETF Trust (the “Trust”), including the Trustees of the Trust who were not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between TrimTabs Asset Management, LLC (“TTAM”) and the Trust, on behalf of each of TrimTabs U.S. Free Cash-Flow Quality ETF (“TTAC”) and TrimTabs International Free Cash Flow Quality ETF (“TTAI” and, together with TTAC, the “Funds” and, each, a “Fund”).

In evaluating the Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials furnished by TTAM. The Board considered the following factors, among others, in connection with its renewal of the Advisory Agreement: (1) the nature, extent, and quality of the services provided by TTAM; (2) the investment performance of each Fund; (3) a comparison of fees and expenses of each Fund to a group of comparable peer funds (the “Peer Group”); (4) profitability of the Funds to TTAM; (5) the extent to which economies of scale might be realized as each Fund grows; and (6) any ancillary benefits derived by TTAM from its relationship with the Funds.  The Board also considered the materials that they had received at past meetings, including at routine quarterly meetings, relating to the nature, extent and quality of TTAM’s services, including information concerning each Fund’s advisory fee, total expense ratio and performance.

In addition, prior to approving the Advisory Agreement, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of TTAM.  The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the Advisory Agreement for each Fund.  The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2021 (Unaudited) (Continued)

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of TTAM who perform services for the Funds, the compliance function of TTAM, and the financial condition of TTAM.  Further, the Board evaluated the integrity of TTAM’s personnel, the stock selection models on which TTAM relies in managing each Fund, and the management of each Fund’s investments in accordance with its stated investment objective and policies. The Board also considered the demonstrated ability of the portfolio management team to continue to manage each Fund’s investments in accordance with the Fund’s stated investment objective.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services supported renewal of the Advisory Agreement.

Performance

With respect to the performance of each Fund, the Board considered each Fund’s three-year and since inception performance.  In this regard, among other things, the Board considered each Fund’s total return compared to the total return of its benchmark index and Peer Group.  The Board observed that TTAC had underperformed the TTAC Peer Group median and average total returns as well as its benchmark for the one-year and three-year periods, but outperformed the TTAC Peer Group median and average total returns for the since inception period and slightly underperformed its benchmark for the same period.  The Board observed that TTAI had underperformed the TTAI Peer Group median and average total returns for the three-year period and since inception period and the average total returns for the one-year period, but outperformed its benchmark for all periods and the TTAI Peer Group median total returns for the one-year period. Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Fund’s investment performance supported renewal of the Advisory Agreement.

Comparative Fees and Expenses

The Board considered the fee structure of the Advisory Agreement with respect to each Fund.  The Board also reviewed information compiled by TTAM comparing each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of each Fund’s respective Peer Group.  The Board noted that TTAC’s advisory fee was higher than the median advisory fee and equal to the average advisory fee of the TTAC Peer Group, and that its expense ratio was equal to the median and lower than the average expense ratios of the TTAC Peer Group. The Board also noted that TTAI’s advisory fee and expense ratio were both higher than the median and average, but below the maximum, advisory fees and expense ratios of the TTAI Peer Group.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Fund’s fees and expenses supported renewal of the Advisory Agreement.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2021 (Unaudited) (Continued)

Costs and Profitability

The Board also reviewed the overall profitability to TTAM of the Funds.  In this regard, the Board noted that, under the unitary fee structure, TTAM, and not the Funds, is responsible for covering all of the Funds’ expenses, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), in exchange for payment of the advisory fee.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the profitability analysis supported renewal of the Advisory Agreement.

Economies of Scale

The Board further considered whether economies of scale would be realized by a Fund as its assets continue to increase, including the extent to which this is reflected in the level of fees charged.  The Board noted that the advisory fee schedule for each Fund does not currently include breakpoints.  Based on their review, the current asset levels of the Funds, and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor in connection with the renewal of the Advisory Agreement at that time.

Ancillary Benefits

The Board then considered the extent to which TTAM might derive ancillary (or fall-out) benefits as a result of its relationship with the Funds.  For example, the Board noted that TTAM may engage in soft dollar transactions in the future, although it does not currently plan to do so. The Board also noted that TTAM may obtain a reputational benefit from the continued success of TTAC.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the renewal of the Advisory Agreement.

Conclusion

Based on their review of the facts and circumstances related to the Advisory Agreement, the Trustees concluded that each Fund and its shareholders could benefit from TTAM’s continued management.  Thus, the Board determined that the renewal of the Advisory Agreement with respect to each Fund was appropriate and in the best interest of each Fund and its shareholders.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors.  Based on their review, including consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory arrangement for each Fund, as outlined in

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2021 (Unaudited) (Continued)

the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of each Fund.

6.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor, New York, NY, 10105.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees

Stephen J. Posner	Trustee	Since	Retired Since	4	Director, TrimTabs
YOB: 1944		2014	2014; Financial		Investment Research
			Adviser, Wunderlich		(2016-2017)**
Securities, Inc.
(2005-2014)

David A. Kelly	Trustee	Since	Founder and	4	Member, Audit
YOB: 1938		2015	President, Three		Committee,
			Lakes Advisors, Inc.	.	Greenwich Historical
			(1996-Present)		Society (2011-2013)
Interested Trustee*

Jacob Pluchenik	Trustee	Since	Managing Member,	4	None
YOB: 1976		June	GF Investments
		2021	(2005-Present);
Member, TrimTabs
Asset Management,
LLC (2016-Present)

*	Mr. Pluchenik is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his ownership interest in the Adviser.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
July 31, 2021 (Unaudited) (Continued)

Term of
	Position(s)	Office and
Name, Year	Held with	Length of
of Birth	the Trust	Time Served	Principal Occupation(s) During Past Five Years
Officers

Bob Shea	President	Since	CEO and Chief Investment Officer, TrimTabs Asset
YOB: 1962	and	January 2021	Management, LLC (2020-Present) and Portfolio
	Principal		Manager (2021-Present); President and Co-Chief
	Executive		Investment Officer, W.E. Donoghue & Co., LLC
	Officer		(2017-2019); Co-Founder, CEO and Strategic Advisor,
JA Forlines Global (2009-2017)

Derin Cohen	Chief	Chief	Chief Operating & Compliance Officer, TrimTabs Asset
YOB: 1991	Compliance	Compliance	Management, LLC (2019-Present) and Vice President,
	Officer and	Officer,	Marketing and Operations (2017-2019); Lead
	Anti-Money	Anti-Money	Generation Associate, SinglePlatform (2017-2017);
	Laundering	Laundering	Internal Control Associate, Maxim Group LLC,
	Officer	Officer	(2013-2017)
	Formerly:	since 2019;
	Vice	Vice President
	President	(2018-2019)

Vince (Qijun) Chen	Vice	Since 2019	Quantitative Analyst, TrimTabs Asset Management, LLC
YOB: 1994	President,		(2017-Present) and Portfolio Manager (2021-Present);
	Treasurer,		Application Developer, NYC Human Resources
	and		Administration (2017-2017)
Principal
Financial
Officer

 (This Page Intentionally Left Blank.)

Investment Adviser
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Investment Sub-Adviser
Donoghue Forlines LLC
One International Place, Suite 2920
Boston, MA 02110

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of TrimTabs ETF Trust has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” were provided by the principal accountant BBD, LLP.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

TrimTabs U.S. Free Cash Flow Quality ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

TrimTabs International Free Cash Flow Quality ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

TrimTabs Donoghue Forlines Tactical High Yield ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

TrimTabs U.S. Free Cash Flow Quality ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

TrimTabs International Free Cash Flow Quality ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

TrimTabs Donoghue Forlines Tactical High Yield ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

	FYE 07/31/2021	FYE 07/31/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

TrimTabs U.S. Free Cash Flow Quality ETF

Non-Audit Related Fees	FYE 07/31/2021	FYE 07/31/2020
Registrant	-	-
Registrant’s Investment Adviser	-	-

TrimTabs International Free Cash Flow Quality ETF

Non-Audit Related Fees	FYE 07/31/2021	FYE 07/31/20
Registrant	-	-
Registrant’s Investment Adviser	-	-

TrimTabs Donoghue Forlines Tactical High Yield ETF

Non-Audit Related Fees	FYE 07/31/2021	FYE 07/31/2020
Registrant	-	N/A
Registrant’s Investment Adviser	-	N/A

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

Non-Audit Related Fees	FYE 07/31/2021	FYE 07/31/20
Registrant	-	N/A
Registrant’s Investment Adviser	-	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David Kelly and Stephen Posner.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of TrimTabs ETF Trust.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)*    /s/ Robert J. Shea Jr.
Robert J. Shea Jr., President (Principal Executive Officer)

Date    October 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert J. Shea Jr.
Robert J. Shea Jr., President (Principal Executive Officer)

Date    October 5, 2021

By (Signature and Title)*        /s/ Vince (Qijun) Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date    October 5, 2021

* Print the name and title of each signing officer under his or her signature.